INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2017
INCOME TAXES
NOL carryforwards	$ 58.0	$ 61.6	$ 61.6	$ 9.9
Offset taxable income percentage	80.00%